Intangible Assets (Details) - Schedule of intangible assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cost
Balance at beginning	$ 19,358,908	$ 9,914,104
Foreign currency adjustment		(47,444)
Additions	2,096,982	9,492,248
Balance at Ending	21,455,890	19,358,908
Accumulated amortization
Balance at beginning	10,186,401	8,176,688
Amortization	1,896,951	2,009,713
Balance at Ending	12,083,353	10,186,401
Carrying amounts
Balance at beginning	9,172,507	1,737,416
Balance at Ending	9,372,537	9,172,507
Software [Member]
Cost
Balance at beginning	12,218,908	9,914,104
Foreign currency adjustment		(47,444)
Additions	2,096,982	2,352,248
Balance at Ending	14,315,890	12,218,908
Accumulated amortization
Balance at beginning	9,481,679	8,176,688
Amortization	1,091,554	1,304,991
Balance at Ending	10,573,233	9,481,679
Carrying amounts
Balance at beginning	2,737,229	1,737,416
Balance at Ending	3,742,657	2,737,229
Customer Relationships [Member]
Cost
Balance at beginning	4,840,000
Additions		4,840,000
Balance at Ending	4,840,000	4,840,000
Accumulated amortization
Balance at beginning	403,333
Amortization	460,952	403,333
Balance at Ending	864,286	403,333
Carrying amounts
Balance at beginning	4,436,667
Balance at Ending	3,975,714	4,436,667
Tradename [Member]
Cost
Balance at beginning	750,000
Additions		750,000
Balance at Ending	750,000	750,000
Accumulated amortization
Balance at beginning
Amortization
Balance at Ending
Carrying amounts
Balance at beginning	750,000
Balance at Ending	750,000	750,000
Developed Technology [Member]
Cost
Balance at beginning	1,550,000
Additions		1,550,000
Balance at Ending	1,550,000	1,550,000
Accumulated amortization
Balance at beginning	301,389
Amortization	344,444	301,389
Balance at Ending	645,834	301,389
Carrying amounts
Balance at beginning	1,248,611
Balance at Ending	$ 904,166	$ 1,248,611